Document and Entity Information	May 20, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2021
Entity File Number	001-40315
Entity Registrant Name	Reneo Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	12230 El Camino Real
Entity Address, Adress Line Two	Suite 230
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	283-0280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RPHM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001637715
Amendment Flag	false